Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	20 1 7	20 16

Interest-Bearing Demand	$458,717,332	$448,003,985
Savings	78,172,441	70,066,140
Time, $250,000 and Over	38,919,469	32,168,191
Other Time	301,248,235	335,059,579

	$877,057,477	$885,297,895

Scheduled Maturities Of Certificates Of Deposits [Table Text Block]
Year	Amount

201 8	$255,574,623
201 9	41,210,289
20 20	22,116,817
20 21	11,206,127
20 22 and Thereafter	10,059,848

$340,167,704